Goldman Sachs Strategic Factor Allocation Fund Expense Example - Class Institutional Shares [Member] - Goldman Sachs Strategic Factor Allocation Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,079